Loss per share (Details) ₨ / shares in Units, ₨ in Thousands		12 Months Ended
	Dec. 16, 2016	Mar. 31, 2018 $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Loss per share
Loss attributable to ordinary shareholders | ₨			₨ (3,993,140)	₨ (5,901,483)	₨ (1,218,824)
Weighted average number of ordinary shares outstanding used in computing basic/diluted loss per share			34,301,152	24,807,122	20,976,502
Basic loss per share | (per share)		$ (1.79)	₨ (116.41)	₨ (237.89)	₨ (58.10)
Diluted loss per share | (per share)		$ (1.79)	₨ (116.41)	₨ (237.89)	₨ (58.10)
Ordinary shares
Loss per share
Reverse stock split, conversion ratio	5.4242194
Ordinary shares | Options and Restricted stock units
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation			993,737	555,941	342,917
Ordinary shares | Conversion rights
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation			742,402	742,402	716,721
Ordinary shares | Equity instruments
Loss per share
Antidilutive securities excluded from diluted weighted average number of ordinary shares calculation			746	791	286
Ordinary shares | Options
Loss per share
Reverse stock split, conversion ratio	5.4242194